Notes Receivable (Details Textual) - USD ($)			1 Months Ended		3 Months Ended	12 Months Ended
	Jan. 06, 2020	Nov. 02, 2018	Oct. 31, 2018	Sep. 28, 2018	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Note Receivable (Textual)
Principal balance					$ 200,000	$ 200,000
Maturity date					Oct. 31, 2020
Note receivable related to promissory note							250,000
Purchase Agreement [Member]
Note Receivable (Textual)
Notes receivable and related interest receivable aggregate balances						277,305
Notes receivable purchase price					$ 5,000	$ 277,305
Convertible Series B preferred stock	10,420
Promissory note receivable agreement [Member]
Note Receivable (Textual)
Term of note receivable		30 days		2 years
Principal balance		$ 50,000		$ 200,000
Funded to seller				$ 100,000
Interest rate				6.00%
Maturity date				Sep. 27, 2020
Remaining balance of promissory note receivable			$ 100,000
Allowance for doubtful account and bad debt							$ 50,000
Deposit and credit towards the acquisition of the assets		$ 50,000
Promissory note receivable agreement [Member] | Maximum [Member]
Note Receivable (Textual)
Interest rate		18.00%
Promissory note receivable agreement [Member] | Minimum [Member]
Note Receivable (Textual)
Interest rate		10.00%